Project debt (Tables)	9 Months Ended
Sep. 30, 2022
Project debt [Abstract]
Project debt
The breakdown of project debt for both non-current and current liabilities as of September 30, 2022 and December 31, 2021 is as follows:

	Balance as of September 30,	Balance as of December 31,
	2022	2021
	($ in thousands)
Non-current	4,249,902	4,387,674
Current	372,038	648,519
Total Project debt	4,621,940	5,036,193

Repayment schedule for project debt
The repayment schedule for project debt in accordance with the financing arrangements as of September 30, 2022, is as follows and is consistent with the projected cash flows of the related projects:

Remainder of 2022
Interest payment	Nominal repayment	Between January and September 2023	Between October and December 2023	2024	2025	2026	Subsequent years	Total
($ in thousands)
52,074	170,195	149,769	174,980	341,020	453,890	381,112	2,898,900	4,621,940

The repayment schedule for project debt in accordance with the financing arrangements and assuming there would be no acceleration of the Kaxu debt repayment as of December 31, 2021, was as follows and was consistent with the projected cash flows of the related projects:

2022		2023	2024	2025	2026	Subsequent years	Total
Interest payment	Nominal repayment
18,017	317,388	355,956	369,528	498,712	411,514	3,065,078	5,036,193